Financial Instruments and Risk Management - Maturities of financial liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Maturities of financial liabilities
Contractual cash flows	$ 91,062	$ 61,719
Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	18,532	6,421
Notes payable
Maturities of financial liabilities
Contractual cash flows	17,493	4,528
Convertible debentures
Maturities of financial liabilities
Contractual cash flows	8,163	25,822
Derivative liability
Maturities of financial liabilities
Contractual cash flows	11,673	764
Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	35,201	24,184
Less than one year
Maturities of financial liabilities
Contractual cash flows	43,512	26,089
Less than one year | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	18,532	6,421
Less than one year | Notes payable
Maturities of financial liabilities
Contractual cash flows	5,600	1,939
Less than one year | Convertible debentures
Maturities of financial liabilities
Contractual cash flows	946	14,446
Less than one year | Derivative liability
Maturities of financial liabilities
Contractual cash flows	9,980
Less than one year | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	8,454	3,283
1-3 years
Maturities of financial liabilities
Contractual cash flows	14,544	11,432
1-3 years | Notes payable
Maturities of financial liabilities
Contractual cash flows	78	2,290
1-3 years | Derivative liability
Maturities of financial liabilities
Contractual cash flows	1,693
1-3 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	12,773	9,142
3-5 years
Maturities of financial liabilities
Contractual cash flows	25,354	17,637
3-5 years | Notes payable
Maturities of financial liabilities
Contractual cash flows	11,755	162
3-5 years | Convertible debentures
Maturities of financial liabilities
Contractual cash flows	7,217	11,376
3-5 years | Derivative liability
Maturities of financial liabilities
Contractual cash flows		764
3-5 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	6,382	5,335
Greater than five years
Maturities of financial liabilities
Contractual cash flows	7,652	6,561
Greater than five years | Notes payable
Maturities of financial liabilities
Contractual cash flows	60	137
Greater than five years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	$ 7,592	$ 6,424